Share-based payment	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Based Payment [Abstract]
Disclosure of share-based payment arrangements [text block]

Note 31     Share-based payment

The Group has established different stock awards programs and other share-based payment plans to incentivize the Directors, senior management and employees, enabling them to benefit from the increased market capitalization of the Company.

During 2018, GeoPark announced the 2018 Equity Incentive Plan (the “Plan”) to motivate and reward those employees, directors, consultants and advisors of the Group to perform at the highest level and to further the best interests of the Company and its shareholders. This Plan is designed as a master plan, with a 10-year term, and embraces all equity incentive programs that the Company decides to implement throughout such term. The maximum number of Shares available for issuance under the Plan is 5,000,000 Shares.

In November 2019, the Group approved a share-based compensation program for approximately 800,000 shares to be granted in 2020. The main characteristics of the Stock Awards Programs are:

●	Employees not included in the VCP and new hiring are eligible.
●	Exercise price is equal to the nominal value of shares.
●	Vesting date: January 2, 2023.
●	Each employee could receive between three and six salaries (to be pro-rated between the hiring date and the vesting date for new hiring) by achieving the following conditions: continue to be an employee, the stock market price at the date of vesting should be higher than the share price at the date of grant and obtain the Group minimum production, adjusted EBITDA and reserves target for the year of vesting.

During 2019, the Group approved a plan named Value Creation Plan (“VCP”) oriented to key Management. The main characteristics of the VCP are:

●	Awards payables in a variable number of shares which shall not exceed the quantity of 3,024,172 shares.
●	Subject to certain market conditions, among others, reaching a stock market price for the Company shares of above US$ 19.42 at vesting date.
●	Vesting date: December 31, 2021 and 2022 (50% each year).

VCP has been classified as an equity-settled plan. 20% of this plan was awarded to Directors involved in the performance of the Company. As of December 31, 2021, the conditions were not achieved to execute this program.

Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table and explanations:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net loss / profit
Year of issuance	beginning	in the year	forfeited	exercised	year end	2021	2020	2019
2020	405,125	97,277	(88,337)	—	414,065	862	1,274	—
2018 (a)	—	—	—	—	—	—	—	416
2016 (b)	—	—	—	—	—	—	—	50
Subtotal	405,125	97,277	(88,337)	—	414,065	862	1,274	466
Shares granted to Non-Executive Directors	—	64,269	—	(64,269)	—	861	665	500
Executive Directors Bonus	156,497	118,272	—	(104,439)	170,330	800	800	800
VCP 2019	378,053	—	(378,053)	—	—	4,098	5,705	951
	939,675	279,818	(466,390)	(168,708)	584,395	6,621	8,444	2,717
(a)	The vesting date of the program was June 30, 2019. A total of 131,330 shares were issued, considering the vesting conditions.
(b)	The vesting date of the program was June 30, 2019. A total of 1,353,517 shares were issued, considering the vesting conditions.

The awards that are forfeited correspond to employees that had left the Group before vesting date.